Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (2,049,431)	$ 345,248	$ 4,552,682
Less: net loss from discontinued operations		(19,512)	(17,887)
NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(2,049,431)	364,760	4,570,569
Adjustments to reconcile net (loss) income to cash provided (used in) operating activities:
Allowance for doubutful accounts	693,822	1,000,000
Depreciation and amortization	1,087,635	1,107,360	949,550
Inventory reserve (recovery)	432,765	(990)	(5,812)
Deferred income tax			1,411
Amortization of operating lease right-of-use assets	198,378	170,172	228,552
Share-based compensation	1,393,573	1,319,840	349,396
(Gain) loss on disposal of subsidiaries	(160,927)
Changes in operating assets and liabilities:
Accounts receivable	(108,814)	(6,814,746)	2,081,376
Inventories	(2,165,615)	(530,637)	721,371
Advance to supplies, net	(1,668,615)	(5,586,209)	(4,563,346)
Prepaid expenses and other current assets	(11,736,318)	(7,400,216)	(2,170,541)
Accounts payable	6,107,669	1,917,735	833,547
Operating lease liabilities	(32,952)		(232,147)
Taxes payable	1,268,173	832,476	1,561,946
Deferred revenue	(276,248)	385,769	(80,176)
Accrued expenses and other current liabilities	7,158,020	5,525,631	2,097,424
Net cash provided by (used in) operating activities from continuing operations	141,115	(7,709,055)	6,343,120
Net cash used in operating activities from discontinued operations		(14,649)	(6,960,024)
Net cash provided by (used in) operating activities	141,115	(7,723,704)	(616,904)
Cash flows from investing activities
Purchase of short-term investments			(67)
Proceeds upon redemption of short-term investments		65
Purchase of property and equipment	(6,827)	(7,047)	(61,906)
Proceeds from sales of property and equipment
Capital expenditure on construction-in-progress	(4,364,757)
Purchase of intangible assets	(5,624,354)		(669,190)
Proceeds of borrowings to related parties			5,623
Net cash used in investing activities from continuing operations	(9,995,938)	(6,982)	(725,540)
Net cash used in investing activities from discontinued operations		(8,745)	(460,125)
Net cash used in investing activities	(9,995,938)	(15,727)	(1,185,665)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	10,672,912	5,600,000	2,027,544
Proceeds from short-term loans	12,020,797	4,308,260	2,879,809
Proceeds from long-term loans	970,537	694,030	1,132,803
Repayment of short-term loans	(7,290,399)	(1,510,029)	(2,728,836)
Repayment of long-term loans	(340,102)	(451,269)	(2,143,046)
Proceeds from (repayment of) borrowings from related parties	(578,942)	205,190	10,419
Proceeds from (repayment of) third party loans		(96,066)
Proceeds from (repayment of) finance lease			(26,509)
Net cash provided by financing activities from continuing operations	15,454,803	8,750,116	1,152,184
Net cash provided by financing activities from discontinued operations		4,997	3,063
Net cash provided by financing activities	15,454,803	8,755,113	1,155,247
Effect of changes of foreign exchange rates on cash	7,388	(469,823)	(80,788)
Net increase (decrease) in cash and restricted cash	5,607,368	545,859	(728,110)
Cash and restricted cash, beginning of year	658,610	112,751	840,861
Cash and restricted cash, end of year	6,265,978	658,610	112,751
Less: cash of discontinued operations, end of year		1,405	1,517
Cash and restricted cash of the continued operations at the end of the year	6,265,978	657,205	111,235
Supplemental disclosure of cash flow information
Cash paid for interest expenses	324,026	303,325	238,224
Cash paid for income taxes			478,683
Supplemental disclosure of non-cash investing and financing activities
Exercise of options			2
Right-of-use assets obtained in exchange for operating lease obligations
Unpaid purchase of property and equipment			403,318
Cash, cash equivalents, and restricted cash	$ 6,265,978	$ 657,205